REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

The redeemable non-controlling interests for the years ended December 31, 2020 are summarized as follows:

	Number of shares	Amount
Opening balance as of January 1, 2020	—	—
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology	66,318,885	934,820
Net loss attributable to the redeemable non-controlling interests shareholders	—	(10,575)
Ending balance as of December 31, 2020	66,318,885	924,245